Tax (Tables)	6 Months Ended
Jun. 30, 2011
Tax
Effective tax rate

in	2Q11	1Q11	2Q10	6M11	6M10

Effective tax rate (%)

Effective tax rate	16.5	23.7	9.8	20.4	21.0

Net deferred tax assets

end of	2Q11	1Q11	Change

Net deferred tax assets (CHF million)

Net operating losses	4,501	4,993	(492)

Temporary differences	2,900	3,188	(288)

Net deferred tax assets	7,401	8,181	(780)